Other Comprehensive Income, Cumulative OCI Balances (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Cumulative other comprehensive income, Translation adjustments	$ 90	$ 112	$ 67	$ (6)
Cumulative other comprehensive income, Securities available for sale	4,413	5,066	3,541	(6,212)
Cumulative other comprehensive income, Derivatives and hedging activities	490	739	650	871
Cumulative other comprehensive income, Defined benefit pension plans	(1,786)	(1,179)	(1,249)	(1,522)
Cumulative other comprehensive income	3,207	4,738	3,009	(6,869)
Translation adjustments, net change	(24)	57	66
Securities available for sale, Net change	(663)	1,538	9,811
Derivatives and hedging activities, Net change	(249)	89	(221)
Cumulative other comprehensive income, Defined benefit pension plans, Net change	(607)	70	273
Cumulative other comprehensive income, Net change	(1,531)	1,729	9,931
Cumulative other comprehensive income [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Cumulative effect from change in accounting for other-than-temporary impairment on debt securities			(53)	(53)
Translation adjustments, net change	(22)	45	73
Securities available for sale, Net change	(653)	1,525	9,806
Derivatives and hedging activities, Net change	(249)	89	(221)
Cumulative other comprehensive income, Defined benefit pension plans, Net change	$ (607)	$ 70	$ 273